UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
                         --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

     /s/ Daniel J. Barach           New York, NY              8/8/06
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       20

Form 13F Information Table Value Total:       $91,061 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE    SHRS OR   SH/  PUT/ INVESTMENT    OTHER              VOTING
        NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION   MANAGERS          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
CELESTICA INC                   SUB VTG SHS  15101Q108 2,862     300,000  SH        Sole                        300,000
CHIQUITA BRANDS INTL INC        COM          170032809 8,402     609,700  SH        Sole                        609,700
DENDREON CORP                   COM          24823Q107 5,953   1,230,000  SH        Sole                      1,230,000
ECI TELECOM LTD                 ORD          268258100 3,967     492,175  SH        Sole                        492,175
ENZON PHARMACEUTICALS INC       COM          293904108 4,572     606,375  SH        Sole                        606,375
HUMAN GENOME SCIENCES INC       COM          444903108 3,210     300,000  SH        Sole                        300,000
INFOCUS CORP                    COM          45665B106 5,411   1,892,004  SH        Sole                      1,892,004
IRVINE SENSORS CORP             COM NEW      463664508 1,947     968,767  SH        Sole                        968,767
MANUGISTICS GROUP INC           COM          565011103 3,039   1,215,711  SH        Sole                      1,215,711
MGI PHARMA INC                  COM          552880106 2,135      99,293  SH        Sole                         99,293
MICROSOFT CORP                  COM          594918104 9,320     400,000  SH        Sole                        400,000
NEOPHARM INC                    COM          640919106 3,286     616,486  SH        Sole                        616,486
NORTEL NETWORKS CORP NEW        COM          656568102 8,960   4,000,000  SH        Sole                      4,000,000
SIRIUS SATELLITE RADIO INC      COM          82966U103 8,550   1,800,000  SH        Sole                      1,800,000
SONICWALL INC                   COM          835470105 4,919     547,194  SH        Sole                        547,194
SAVIENT PHARMACEUTICALS INC     COM          80517Q100 2,625     500,000  SH        Sole                        500,000
TOLLGRADE COMMUNICATIONS INC    COM          889542106 2,612     269,285  SH        Sole                        269,285
TUMBLEWEED COMMUNICATIONS CO    COM          899690101 2,576     903,695  SH        Sole                        903,695
THIRD WAVE TECHNOLOGIES INC     COM          88428W108 6,049   2,030,000  SH        Sole                      2,030,000
VIRAGEN INC                     COM NEW      927638403   666   1,800,000  SH        Sole                      1,800,000
